Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenue		$ 72,983	$ 78,801	$ 225,766	$ 244,857
Operating expenses:
Cost of revenue	[1]	23,658	27,119	74,282	83,464
Sales and marketing	[1]	10,585	17,214	39,733	55,056
Research and development	[1]	4,361	4,691	14,473	13,704
General and administrative	[1]	4,644	4,821	14,526	15,771
Loss contingency	[1]	0	70,250	0	141,750
Depreciation and amortization		55	45	158	3,751
Total operating expenses		43,303	124,140	143,172	313,496
Operating income (loss)		29,680	(45,339)	82,594	(68,639)
Other income (expense):
Interest expense		(443)	(431)	(1,341)	(1,356)
Interest income		3,132	1,948	10,511	2,742
Gain on foreign currency transactions		1,177	541	3,907	856
Gain on foreign currency remeasurement		1,096	8,748	1,484	16,163
Gain (loss) on short-term investments		(7)	5,651	(76)	(155)
Other, net		91	(42)	(4)	(98)
Total other income (expense), net		5,046	16,415	14,481	18,152
Income (loss) before income tax		34,726	(28,924)	97,075	(50,487)
Income tax (expense) benefit		(7,796)	4,925	(22,116)	10,926
Net income (loss)		26,930	(23,999)	74,959	(39,561)
Other comprehensive income (expense):
Pension adjustments, net of tax		(48)	102	(156)	(185)
Loss on foreign currency translation		(1,821)	(6,115)	(3,168)	(11,087)
Comprehensive income (loss)		$ 25,061	$ (30,012)	$ 71,635	$ (50,833)
Earnings (loss) per share:
Basic		$ 10.87	$ (9.69)	$ 30.25	$ (15.97)
Diluted		$ 10.87	$ (9.69)	$ 30.25	$ (15.97)
Weighted average shares outstanding:
Basic		2,477,672	2,477,672	2,477,672	2,477,672
Diluted		2,477,672	2,477,672	2,477,672	2,477,672

[1]	Excluding depreciation and amortization.